Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) [Abstract]
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)
Balance Sheets, December 31, 2011 and 2012:
	2011	2012

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,303	$954
Other current assets	17,021	434
Total current assets	18,324	1,388

NON-CURRENT ASSETS:
Drillships options	24,756	-
Investments in subsidiaries*	3,469,901	3,424,157
Total non-current assets	3,494,657	3,424,157

Total assets	$3,512,981	$3,425,545

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities	24,826	14,488
Financial instruments	-	10,839
Total current liabilities	24,826	25,327

NON-CURRENT LIABILITIES
Long term debt, net of current portion	489,699	491,703
Total non-current liabilities	489,699	491,703
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012, respectively
Common stock, $0,01par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012 respectively	1,317	1,317
Additional paid-in capital	3,469,924	3,489,018
Accumulated other comprehensive income	(51,126)	(27,825)
Accumulated deficit	(421,659)	(553,995)
Total stockholders' equity	2,998,456	2,908,515
Total liabilities and stockholders' equity	$3,512,981	$3,425,545

* Eliminated in consolidation

Statements of Operations, For the years anded December 31, 2010, 2011, 2012:
	2010	2011	2012
EXPENSES:

General and administrative expenses	$2,456	$8,591	$12,877
Legal settlements and other, net	-	-	6,100
Operating loss	2,456	8,591	18,977

OTHER INCOME / (EXPENSES):
Interest and finance costs	(326)	(35,328)	(58,210)
Interest income	4,202	3,216	4
Loss on interest rate swaps	-	-	(38)
Other, net	37	1,068	(2,476)

Total other (expenses), net	3,913	(31,044)	(60,720)

Equity in earnings/(loss) of subsidiaries*	133,304	134,933	(52,639)

Net income/(loss)	$134,761	$95,298	$(132,336)

Earnings/(loss) per common share, basic and diluted	1.30	0.72	(1.00)

Weighted average number of shares, basic and diluted	103,908,279	131,696,928	131,696,935

* Eliminated in consolidation

Statements of Comprehensive Income/(loss), For the years ended December 31, 2010, 2011 and 2012:
	2010	2011	2012
Net income / (Loss)	$134,761	$95,298	$(132,336)

Other Comprehensive income / (loss):
Unrealized interest rate swap gains/(losses)	(5,495)	3,272	-
Realized loss on cash flow hedges associated with capitalized interest	(21,523)	(3,272)	-
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	-	722	1,034
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	-	9,816	22,904
Actuarial gains/(losses)	424	(942)	(637)
Other Comprehensive income/ (loss)	(26,594)	9,596	23,301
Total Comprehensive income / (loss)	$108,167	$104,894	$(109,035)

Statements of Cash Flows, For the years ended December 31, 2010, 2011 and 2012:
	2010	2011	2012
Net Cash Used in Operating Activities	$(753)	$(28,728)	$(59,992)

Cash Flows from Investing Activities:
Investments in subsidiaries	(583,498)	(846,731)	59,643
Drillships options	(99,024)	-	-
Restricted cash	(302,011)	302,011	-
Net Cash Used in/ Provided by Investing Activities	(984,533)	(544,720)	59,643

Cash Flows from Financing Activities:
Due to subsidiaries	(335,223)	334,996	-
Capital contribution from DryShips	583,498	-	-
Net proceeds from common stock issuance	488,301	-	-
Proceeds from credit facility	300,000	500,000	-
Payments of credit facility	-	(300,000)	-
Payment of financing fees	-	(11,535)	-
Net Cash Provided by Financing Activities	1,036,576	523,461	-
Net (decrease) / increase in cash and cash equivalents	51,290	(49,987)	(349)
Cash and cash equivalents at beginning of year	-	51,290	1,303
Cash and cash equivalents at end of year	$51,290	$1,303	$954

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries.

There are no legal or regulatory restrictions on the Parent Company's ability to obtain funds from its subsidiaries through dividends, loans or advances sufficient to satisfy the obligations discussed below that are due on or before December 31, 2013.

On December 28, 2010 the Parent Company concluded a $300,000 loan facility to be repaid during 2011. The loan was fully drawn on December 28, 2010 and fully repaid on January 3, 2011.

On April 27, 2011, the Parent Company issued $500,000 aggregate principal amount of 9.5% Senior Unsecured Notes due 2016. The notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Parent Company is guarantor on the two $495,000 facilities, the $800,000 facility and the 6.5% Senior Secured Notes due 2017 described on Note 9 "Long-term Debt" to the consolidated financial statements. As of December 31, 2012 the amount outstanding related to these three facilities amounted to $1,607,500 in aggregate and the amount outstanding related to the 6.5% Senior Secured Notes amounted to $800,000.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.